INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of income tax provision (benefit)
The income tax provision (benefit) for the years ended December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014
U.S. Federal:
Current	$-	$-
Deferred	(10,559,507)	(5,279,080)

State and local:
Current	-	-
Deferred	(914,239)	(337,066)
	(11,473,746)	(5,616,146)
Change in valuation allowance	11,473,746	5,616,146
Income tax provision	$-	$-

Summary of deferred tax assets
The tax effects of temporary differences that give rise to the Company’s deferred tax asset as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014
Deferred tax assets:
Oil and gas properties and equipment	$3,848,288	$-
Net operating loss carry-forward	41,374,334	37,857,532
Share based compensation	1,278,948	1,290,482
Abandonment obligation	76,826	72,365
Derivative instruments	20,561	142,434
Accrued liabilities	36,944	132,574
Debt conversion costs	502,751	477,439
Other	29,555	28,937
Total deferred tax asset	47,168,207	40,001,763
Valuation allowance	(47,168,207)	(35,694,459)
Deferred tax asset , net of valuation allowance	$-	$4,307,304

Deferred tax liabilities:
Oil and gas properties and equipment	$-	$(4,307,304)
Total deferred tax liability	-	(4,307,304)
Net deferred tax asset (liability)	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the Company’s effective tax rate to the expected U.S. federal tax rate is:

	For the Year Ended December 31,
	2015	2014
Effective federal tax rate	34.00%	34.00%
State tax rate, net of federal benefit	2.94%	2.17%
Change in fair value derivative liability	1.42%	-7.03%
Conversion inducement expense	-%	-8.47%
Debt discount amortization	-0.01%	-1.08%
Share based compensation differences and forfeitures	-4.18%	-%
Change in rate	2.35%	-1.28%
Other permanent differences	-1.06%	1.44%
Valuation allowance	-35.46%	-19.75%
Net	-%	-%